Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (566)	$ (342)	$ (358)
Exploration expenditures written off (includes dry wells and signature bonuses)	(421)	(691)	(248)
Contractual penalties on local content requirements	12	165	(47)
Other exploration expenses	(7)	(19)	(34)
Total expenses	(982)	(887)	(687)
Cash used in:
Operating activities	574	360	393
Investment activities	671	1,253	555
Total cash used	$ 1,245	$ 1,613	$ 948